Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended							1 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Laboratory and Office Equipment	Dec. 31, 2012 Computer Equipment and Software	Dec. 31, 2012 Furniture and Fixtures	Dec. 31, 2012 Series B common stock	Dec. 31, 2011 Series B common stock	Dec. 31, 2012 License and Milestone Revenues	Dec. 31, 2012 Research Revenue	Dec. 31, 2011 Research Revenue
Accounting Policies [Line Items]
Cash Equivalent	$ 2,433,188		$ 2,433,188		$ 2,686,727	$ 2,686,066
Percentage of receivable from single customer						100.00%
Percentage of revenue from single customer												100.00%	100.00%	92.00%
Property plant equipment useful life							5 years	3 years	7 years
Stock based compensation	118,180	33,915	598,486	79,948	127,488	1,334,729
Stock option granted			842,000								1,095,791
Share based compensation expense, stock option											1,077,725
Share based compensation vested percentage											100.00%
Total unrecognized compensation cost	718,299		718,299		1,088,536
Weighted average fair value of share based compensation awards granted	$ 0.48		$ 0.48		$ 1.02
Stock-based compensation expense recognition period					5 years
Allocation of undistributed earnings (losses) to participating securities	$ 0	$ 221,232			$ 148,468	$ 0